EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator [Abstract]
Net Income (Loss)	$ 114,627	$ (13,166)	$ (105,417)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	89,182,001	85,401,179	64,101,923
Dilutive - Weighted - Average Common Shares Outstanding (in shares)	89,182,001	85,401,179	64,101,923
Loss per Common Share: [Abstract]
Basic (in dollars per share)	$ 1.29	$ (0.15)	$ (1.64)
Diluted (in dollars per share)	$ 1.29	$ (0.15)	$ (1.64)